Loans and Debentures (Long-term loans from banks and others) (Narrative) (Details) $ in Thousands, ₪ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2021 ILS (₪)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2019	Jul. 31, 2016 ILS (₪)	Jul. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 1,163,071	$ 1,210,114
Early repayment of financing					$ 55,762		$ 562,016		$ 130,210
Issuance expense					2,845		4,991		8,556
Unutilized credit facilities				₪ 47						13,000
Finance income					44,686		2,934		14,291
Finance costs					$ 50,397		144,295		51,174
Opc Rotem Ltd Lenders Consortium Member
Disclosure of detailed information about borrowings [line items]
Borrowings Reserve Account												$ 39,000
Borrowings												$ 400,000
Repayment fees		$ 75,000
Early repayment of fees, net of tax		58,000
Early repayment of financing		291,000
Opc Rotem Ltd Lenders Consortium Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪	₪ 1,292
Repayment fees | ₪	244
Early repayment of fees, net of tax | ₪	188
Early repayment of financing | ₪	904
Opc Member
Disclosure of detailed information about borrowings [line items]
Borrowings										85,000
Early repayment of financing		72,000
Investment of shareholders' equity									$ 94,000
Annual facility rate				prime plus 2% to 3%	prime plus 2% to 3%
Unutilized credit facilities										82,000
Opc Member | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Guarantee facility										17,000	19,000
Used guarantee facility										7,000	8,000
Hedge facility										19,000	22,000
Working capital facility											10,000
Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				₪ 300
Early repayment of financing | ₪	₪ 226
Unutilized credit facilities | ₪				290
Opc Member | NIS | Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Guarantee facility | ₪				60		₪ 60
Used guarantee facility | ₪				26		26
Hedge facility | ₪				68		68
Working capital facility | ₪				₪ 30		30
Veridis [Member]
Disclosure of detailed information about borrowings [line items]
Early repayment of financing		$ 363,000
Veridis [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.65%											2.65%
Early repayment of financing | ₪	₪ 1,130
Hadera Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Face amount																$ 323,000
Corporate guarantees										9,000	10,000
Hadera Financing Agreement [Member] | Opc Member
Disclosure of detailed information about borrowings [line items]
Corporate guarantees											$ 5,000
Hadera Financing Agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪															₪ 1,006
Corporate guarantees | ₪						30
Hadera Financing Agreement [Member] | NIS | Opc Member
Disclosure of detailed information about borrowings [line items]
Corporate guarantees | ₪						15
Hadera Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															2.40%	2.40%
Hadera Financing Agreement [Member] | Minimum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															3.60%	3.60%
Hadera Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															3.90%	3.90%
Hadera Financing Agreement [Member] | Maximum [Member] | Cpi Linked Member
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															5.40%	5.40%
Opct Zomet Member
Disclosure of detailed information about borrowings [line items]
Face amount													$ 441,000
Borrowings, maturity				end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042	end of 19 years from the commencement date of the commercial operation or 23 years from the signing date of the Tzomet Financing Agreement (however not later than December 31, 2042
Opct Zomet Member | NIS
Disclosure of detailed information about borrowings [line items]
Face amount | ₪								₪ 1,372
Investment of shareholders' equity | ₪								₪ 293
Credit Frame Work Agreement By Opc Member | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				₪ 125
Loan From Bank Mizrahi Tafahot Ltd By Opc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										28,000
Loan From Bank Mizrahi Tafahot Ltd By Opc [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				100
Series C Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 280,000
Series C Debentures [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Borrowings | ₪				904
Hedge agreement [Member]
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities					$ 13,000		$ 13,000
Hedge agreement [Member] | NIS
Disclosure of detailed information about borrowings [line items]
Increase derivative financial liabilities | ₪				₪ 42		₪ 43
Hedge agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														1.70%
Hedge agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														1.76%
Keenan Financing Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			$ 67,000
Face amount			$ 120,000
Percentage spread on ancillary credit facilities			1.00%
Cash receipts from early repayment of outstanding loan			$ 26,000
Transaction costs for early closing of interest rate hedging transaction			11,000
Finance income			$ 3,000
Percentage of hedging of interest rate			70.00%
Keenan Financing Agreement [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.25%	1.00%						1.00%
Keenan Financing Agreement [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.75%	1.375%						1.375%
OPC Power [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				7.00%						7.00%
Borrowings										$ 61,000
OPC Power [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										11,000
OPC owned subsidiary [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										143,000
OPC owned subsidiary [Member] | Subsequent Events [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings										$ 27,000